COZUMEL CORPORATION

24351 Pasto Road #B

Dana Point, California 92629

(949) 489-2400

Fax 9949) 489-0034

September 26, 2008

Ryan C. Milne

Accounting Branch Chief

Securities & Exchange Commission

100 F Street NE

Washington, DC 20549

Re:

Cozumel Corporation

Form 8-K filed September 12, 2008

File No. 0-27835

Filed:  September 13, 2008

Dear Mr.  Milne:

Filed herewith is a revised 8-K responsive to your comment letter of September 25, 2008 as follows:

1.

The date of the report has been corrected.

2.

The report has been amended to clarify that De Joya Griffith was dismissed.

3.

PSH has been changed to De Joya Griffith throughout the document.

4.

Disclosure has been added to address this comment. There is no need to restate any prior period since the errors occurred in the last quarter of the year, and the errors were corrected prior to issuance of the financial statement.

5.

The updated letter is filed as an amendment.

The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filing.   We understand that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing, and that we may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Jehu Hand

Chief Executive Officer and Chief Financial Officer